UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10395
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Pioneer Series Trust VII
----------------------------------------------------
(Exact name of registrant as specified in charter)

60 State Street Boston, MA  02109
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(Address of principal executive offices)

Christopher J. Kelley
60 State Street
Boston, MA  02109
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(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  July 1, 2022 to June 30, 2023

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Pioneer Series Trust VII

By (Signature and Title) /s/ Lisa M. Jones
                         -------------------------
                         Lisa M. Jones, Chief Executive Officer
                         & President

Date: August 17, 2023

============================ Pioneer CAT Bond Fund =============================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================== Pioneer Global High Yield Fund ========================

AMPLIFY ENERGY CORP.

Ticker:       AMPY           Security ID:  03212B103
Meeting Date: MAY 17, 2023   Meeting Type: Annual
Record Date:  MAR 29, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Deborah G. Adams         For       For          Management
1b    Elect Director James E. Craddock        For       For          Management
1c    Elect Director Patrice Douglas          For       For          Management
1d    Elect Director Christopher W. Hamm      For       For          Management
1e    Elect Director Randal T. Klein          For       For          Management
1f    Elect Director Todd R. Snyder           For       Against      Management
1g    Elect Director Martyn Willsher          For       For          Management
2     Ratify Deloitte & Touche LLP as         For       For          Management
      Auditors
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation

--------------------------------------------------------------------------------

DESARROLLADORA HOMEX SAB DE CV

Ticker:       HOMEX          Security ID:  P35054132
Meeting Date: APR 28, 2023   Meeting Type: Annual
Record Date:  APR 17, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Individual and Consolidated     For       Against      Management
      Financial Statements and Statutory
      Reports
2     Approve Allocation of Income            For       For          Management
3     Present Report on Share Repurchase      For       For          Management
      Reserve
4     Approve Report of Audit Committee and   For       For          Management
      Corporate Practices and Compensation
      Committee
5     Receive Report on Integration of Share  For       Against      Management
      Capital
6     Approve Discharge of Board of Directors For       For          Management
7     Elect and/or Ratify Directors,          For       Against      Management
      Chairman, Secretary (Non-Member) of
      Board, Chairmen and Members of Audit
      Committee and Corporate Practices and
      Compensation Committee; Approve Their
      Remuneration; Verify Independence
      Classification of Directors
8     Authorize Board to Ratify and Execute   For       For          Management
      Approved Resolutions

--------------------------------------------------------------------------------

GRUPO AEROMEXICO SAB DE CV

Ticker:       GRPAF          Security ID:  P4953T108
Meeting Date: MAR 28, 2023   Meeting Type: Special
Record Date:  MAR 17, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Receive Report on Cancellation of       For       For          Management
      Registration of Shares from National
      Registry of Securities and Delisting
      from Mexican Stock Exchange
1.2   Change of Corporate Form to Public      For       For          Management
      Company that Promotes Variable Capital
2.1   Amend Articles Re: Public Company that  For       For          Management
      Promotes Variable Capital
2.2   Approve Certification of the Company's  For       For          Management
      Bylaws
3     Elect and/or Directors and Key          For       For          Management
      Committee Members
4.1   Receive Report on Process of            For       For          Management
      Individualization of Share Titles
      Representing Company's Share Capital
4.2   Receive Report on Process of Delivery   For       For          Management
      of Information by Shareholders to
      Company in Order for Company to
      Identify Each of its Shareholders
5     Authorize Board to Ratify and Execute   For       For          Management
      Approved Resolutions

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GRUPO AEROMEXICO SAB DE CV

Ticker:       GRPAF          Security ID:  P4953T108
Meeting Date: APR 28, 2023   Meeting Type: Annual
Record Date:  APR 20, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Consolidated Financial          For       For          Management
      Statements, Statutory Reports and
      Allocation of Income; Set Maximum
      Amount of Share Repurchase Reserve
2     Elect or Ratify Members, Chairman,      For       Against      Management
      Secretary and Deputy Secretary of
      Board, CEO and Chairman of Audit and
      Corporate Practices Committee and
      Committees; Approve Remuneration of
      Members of Board, Secretary and Deputy
      Secretary
3     Receive Report on Process of Delivery   For       For          Management
      of Information by Shareholders to
      Company in Order for Company to
      Identify Each of its Shareholders
4     Authorize Board to Ratify and Execute   For       For          Management
      Approved Resolutions

--------------------------------------------------------------------------------

LYONDELLBASELL INDUSTRIES N.V.

Ticker:       LYB            Security ID:  N53745100
Meeting Date: MAY 19, 2023   Meeting Type: Annual
Record Date:  APR 21, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Jacques Aigrain          For       For          Management
1b    Elect Director Lincoln Benet            For       For          Management
1c    Elect Director Robin Buchanan           For       For          Management
1d    Elect Director Anthony (Tony) Chase     For       For          Management
1e    Elect Director Robert (Bob) Dudley      For       For          Management
1f    Elect Director Claire Farley            For       For          Management
1g    Elect Director Rita Griffin             For       For          Management
1h    Elect Director Michael Hanley           For       For          Management
1i    Elect Director Virginia Kamsky          For       For          Management
1j    Elect Director Albert Manifold          For       For          Management
1k    Elect Director Peter Vanacker           For       For          Management
2     Approve Discharge of Directors          For       For          Management
3     Adopt Financial Statements and          For       For          Management
      Statutory Reports
4     Ratify PricewaterhouseCoopers           For       For          Management
      Accountants N.V. as Auditors
5     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors
6     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
7     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management
8     Authorize Repurchase of Up to 10        For       For          Management
      Percent of Issued Share Capital
9     Approve Cancellation of Shares          For       For          Management

=================== Pioneer Global Multi Sector Income Fund ====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT